PLANT EQUIPMENT AND MINING PROPERTIES (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Plant, Equipment and Mining Properties
	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2020	13,637	524	341	12,919	17,554	9,287	54,262
Additions / Transfers	(493)	34	6	36	(71)	1,976	1,488
Effect of movements in exchange rates	5	5	-	-	-	-	10
Balance at December 31, 2020	13,149	563	347	12,955	17,483	11,263	55,760
Additions / Transfers	-	30	15	1,245	433	436	2,159
Effect of movements in exchange rates	2	-	-	-	-	1	3
Balance at September 30, 2021	13,151	593	362	14,200	17,916	11,700	57,922

ACCUMULATED DEPLETION AND DEPRECIATION
Balance at January 1, 2020	8,066	84	213	4,854	4,013	1,374	18,604
Additions / Transfers	577	103	43	53	1,284	250	2,310
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at December 31, 2020	8,643	187	256	4,907	5,297	1,624	20,914
Additions / Transfers	160	81	43	46	1,067	213	1,610
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at September 30, 2021	8,803	268	299	4,953	6,364	1,837	22,524

NET BOOK VALUE
At September 30, 2021	4,348	325	63	9,247	11,552	9,863	35,398
At December 31, 2020	4,506	376	91	8,048	12,186	9,639	34,846
At January 1, 2020	5,571	440	128	8,065	13,541	7,913	35,658